Interim consolidated statement of financial position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 251,910	$ 141,866
Trade and other receivables	163,556	129,202
Inventories	39,029	37,080
Current tax asset	6,832	6,043
Other current assets	26,694	16,089
Total current assets	488,021	330,280
Non-current assets
Financial assets	40,412	37,094
Deferred tax assets	85,295	59,353
Property, plant and equipment	72,238	58,661
Right-of-use assets	57,390	56,950
Intangible assets	584,610	592,823
Other non-current assets	33,885	28,825
Total non-current assets	873,830	833,706
Total assets	1,361,851	1,163,986
Current liabilities
Trade and other payables	168,972	150,349
Borrowings	11,508	13,110
Current tax payable	33,852	30,742
Contract liabilities	390	402
Lease liabilities	3,916	5,548
Provisions	520	562
Contingent consideration	2,900	11,540
Employee benefit obligations	20,286	19,371
Total current liabilities	242,344	231,624
Non-current liabilities
Borrowings	504,877	391,914
Lease liabilities	59,560	56,534
Deferred tax liabilities	43,301	44,706
Other non-current liabilities	3,224	3,517
Provisions	8,562	9,177
Contingent consideration	11,701	10,694
Employee benefit obligations	607	444
Total non-current liabilities	631,832	516,986
Total liabilities	874,176	748,610
Net assets	487,675	415,376
Equity
Share capital	490,920	479,962
Share capital reserve	28,142	(11,612)
Other reserves	79,509	101,564
Accumulated losses	(110,896)	(154,538)
Total equity	$ 487,675	$ 415,376